Inventories, net	12 Months Ended
Dec. 31, 2012
Inventories, net
Inventories, net

Note 8—Inventories, net

        "Inventories, net" consisted of the following:

	December 31,
($ in millions)	2012	2011
Raw materials	2,427	2,345
Work in process	2,075	1,796
Finished goods	1,741	1,628
Advances to suppliers	246	253

	6,489	6,022
Advance payments consumed	(307)	(285)

Total	6,182	5,737

        "Work in process" in the table above contains inventoried costs relating to long-term contracts of $363 million and $267 million at December 31, 2012 and 2011, respectively. "Advance payments consumed" in the table above relates to contractual advances received from customers on work in process.